Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 155,859	$ 134,019	$ 123,174
Cost of revenues	82,628	69,235	62,378
Gross profit	73,231	64,784	60,796
Operating expenses:
Research and development	19,575	16,331	14,581
Selling, general and administrative	31,032	26,481	26,182
Total operating expenses	50,607	42,812	40,763
Operating income	22,624	21,972	20,033
Financial income, net	775	801	728
Income from continuing operations before incomes taxes	23,399	22,773	20,761
Income tax expense	(1,621)	(1,950)	(2,030)
Net income from continuing operations	21,778	20,823	18,731
Income from discontinued operations
Income before income tax expense		1,257
Income tax expense		(94)
Net income from discontinued operations		1,163
Net income	$ 21,778	$ 21,986	$ 18,731
Earning per share information:
Basic earnings from continuing operations	$ 0.55	$ 0.55	$ 0.52
Basic earnings from discontinued operations		0.03
Basic net earnings per share	0.55	0.58	0.52
Diluted earnings from continuing operations	0.54	0.54	0.51
Diluted earnings from discontinued operations		0.03
Diluted net earnings per share	$ 0.54	$ 0.57	$ 0.51
Weighted average number of ordinary shares outstanding:
Basic	39,383	37,626	36,190
Diluted	40,372	38,432	36,747